COMMITMENTS - CAPITAL COMMITMENTS (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS [abstract]
Contracted but not provided for	¥ 46,553,000	¥ 444,270,000
Authorized but not contracted for	493,447,000	505,730,000
Total capital commitments	¥ 540,000,000	¥ 950,000,000